Parent Company (the "Company") Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Parent Company (the "Company") Only Financial Information
Schedule of condensed balance sheets

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	22,676,489	4,451,772	609,890
Short-term investments	1,499,939	—	—
Amounts due from subsidiaries of the Company	15,453,012	20,952,738	2,870,513
Amounts due from related parties	89	1,701	233
Prepayments and other current assets	70,356	23,727	3,251
Total current assets	39,699,885	25,429,938	3,483,887
Non-current assets:
Investments in subsidiaries and VIEs	2,783,143	—	—
Total non-current assets	2,783,143	—	—
Total assets	42,483,028	25,429,938	3,483,887
LIABILITIES
Current liabilities:
Amounts due to subsidiaries of the Company	1,928,100	1,620,646	222,028
Current portion of long-term borrowings	3,286,640	2,706,285	370,760
Accruals and other liabilities	146,330	123,833	16,965
Total current liabilities	5,361,070	4,450,764	609,753
Deficits of investments in subsidiaries and VIEs	—	6,845,155	937,782
Long-term borrowings	11,575,725	8,166,996	1,118,874
Total non-current liabilities	11,575,725	15,012,151	2,056,656
Total liabilities	16,936,795	19,462,915	2,666,409
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares	3,368	3,406	467
Class C Ordinary Shares	254	254	35
Treasury shares	(1,849,600)	(239,328)	(32,788)
Additional paid in capital	117,717,254	118,688,242	16,260,222
Accumulated other comprehensive loss	432,991	582,659	79,823
Accumulated deficit	(90,758,034)	(113,068,210)	(15,490,281)
Total shareholders’ equity	25,546,233	5,967,023	817,478
Total liabilities and shareholders’ equity	42,483,028	25,429,938	3,483,887

Schedule of condensed statements of comprehensive loss

	For the Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
Selling, general and administrative	(24,039)	(99,587)	(104,001)	(14,248)
Total operating expenses	(24,039)	(99,587)	(104,001)	(14,248)
Loss from operations	(24,039)	(99,587)	(104,001)	(14,248)
Interest and investment income	207,057	524,173	522,799	71,623
Interest expense	(113,277)	(207,649)	(392,179)	(53,728)
Gain on extinguishment of debt	138,332	170,193	(4,480)	(614)
Equity in loss of subsidiaries and VIEs	(14,138,689)	(21,349,555)	(22,287,129)	(3,053,323)
Other income/(loss), net	(351,874)	121,800	(9,479)	(1,300)
Loss before income tax expense	(14,282,490)	(20,840,625)	(22,274,469)	(3,051,590)
Income tax benefit/(expense)	2,400	(3,179)	(35,707)	(4,892)
Net loss	(14,280,090)	(20,843,804)	(22,310,176)	(3,056,482)
Accretion on redeemable non-controlling interests to redemption value	(279,355)	(303,163)	(347,516)	(47,609)
Net loss attributable to ordinary shareholders of NIO Inc.	(14,559,445)	(21,146,967)	(22,657,692)	(3,104,091)
Net loss	(14,280,090)	(20,843,804)	(22,310,176)	(3,056,482)
Total comprehensive loss	(12,967,779)	(21,446,824)	(22,160,508)	(3,035,978)
Accretion on redeemable non-controlling interests to redemption value	(279,355)	(303,163)	(347,516)	(47,609)
Comprehensive loss attributable to ordinary shareholders of NIO Inc.	(13,247,134)	(21,749,987)	(22,508,024)	(3,083,587)

Schedule of condensed statements of cash flows

	For The Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				Note 2(e)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(4,949,308)	(8,262,167)	(5,348,151)	(732,694)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by investing activities	9,140,766	(1,972,672)	(9,838,095)	(1,347,813)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by/(used in) financing activities	(1,135,316)	25,782,226	(3,190,866)	(437,147)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	689,465	52,552	152,395	20,878
NET (DECREASE)/INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	3,745,607	15,599,939	(18,224,717)	(2,496,776)
Cash, cash equivalents and restricted cash at beginning of the year	3,330,943	7,076,550	22,676,489	3,106,666
Cash, cash equivalents and restricted cash at end of the year	7,076,550	22,676,489	4,451,772	609,890